Income tax - Summary of reconciliation of changes in deferred tax liability asset (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Major components of tax expense (income) [abstract]
Beginning balance	R$ 2,622,645	R$ 2,017,771	R$ 1,500,839
Increase (decrease) through net exchange differences, deferred tax liability (asset)	(5,835)	(22,335)	(46,714)
Business combination	0	0	330,247
Deferred tax expense (income) recognised in profit or loss	563,729	(39,084)	549,702
Income tax relating to components of other comprehensive income	(296,818)	728,007	(356,163)
Other deferred tax expense (income)	(2,295)	(61,714)	39,860
Ending balance	R$ 2,881,426	R$ 2,622,645	R$ 2,017,771